Land Use Rights, Net	12 Months Ended
May 31, 2026
Text Block [Abstract]
Land Use Rights, Net
7.	LAND USE RIGHTS, NET
Land use rights, net, consisted of the following:

	As of May 31,
	2025	2026
	US$	US$
Land use rights	55,823	59,354
Less: accumulated amortization	(975)	(2,112)
Exchange differences	52	(51)

Land use rights, net	54,900	57,191

The Group obtained a land use right from the authorities during the year of 2025. The carrying amount of the land use right is US$50,774, and is amortized on a straight-line basis over the land use rights period, which is approximately 50 years.
Amortization expenses for land use rights for the years ended May 31, 2024, 2025 and 2026 were US$81, US$336 and US$1,137, respectively. The Group expects to recognize US$1,136 in amortization expense for each of the next five years and US$50,249 thereafter.